Annual Operating Expenses {- Freedom Lifetime Income III Portfolio} - 02.28 VIP Freedom Lifetime Income Funds Investor Combo PRO-09 - Freedom Lifetime Income III Portfolio - VIP Freedom Lifetime Income III Portfolio-Investor VIP
	Apr. 30, 2021
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.59%
Total annual operating expenses	0.59%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.